Related-Party and Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Exempt Party-In-Interest Transactions	Related-Party and Exempt Party-In-Interest Transactions
For the year ended December 31, 2025, the Plan purchased approximately $2.6 million and sold approximately $1.8 million of Everus common stock, which resulted in net realized gains of approximately $291,100. During the same time period, the Plan sold approximately $6.0 million of MDU Resources common stock, which resulted in net realized losses of approximately $2.5 million. These transactions qualify as exempt party-in-interest transactions and are allowable under the provisions of ERISA.
As of December 31, 2025 and 2024, the Plan held 118,573 and 109,231 shares of Everus common stock, respectively, and the fair value of Everus common stock totaled approximately $10.1 million and $7.2 million, respectively. As of December 31, 2024, the Plan held 335,527 shares of MDU Resources common stock, the former parent of the Company, and the fair value of MDU Resources common stock totaled approximately $6.0 million.
Shares of the plan sponsor were bought and sold in the open market at quoted fair market values at the date of purchase and sale. These transactions qualify as exempt party-in-interest transactions and are allowable under the provisions of ERISA.
The Plan allows participants to borrow from their fund accounts and, therefore, these transactions qualify as exempt party-in-interest transactions, which are secured by the vested balances in the participants' accounts. Notes receivable from participants were approximately $3.6 million and $3.3 million as of December 31, 2025 and 2024, respectively.
Certain members of the Company's management perform fiduciary and administrative duties for the Plan that qualify them as related parties of the Plan, and such duties were routine in nature and conducted in accordance with the Plan's provisions as of December 31, 2025 and 2024, and for the year ended December 31, 2025.
Administrative revenues arise when investment managers return a portion of the investment fees to the Recordkeeper to offset the administrative expenses through the Plan’s revenue-sharing agreement. These transactions qualify as exempt party-in-interest transactions.